Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Revolving credit facility
On January 31, 2017, the Company entered into a $25 million revolving credit facility with Seadrill, which was originally set to mature on March 31, 2017. On March 15, 2017, the maturity was extended until April 30, 2017. On April 25, 2017, the revolving credit facility was increased to $50 million and extended to June 30, 2017.

Amendments to our secured credit facilities
On April 4, 2017, the Company executed extensions to its covenant amendments and waivers contained within its secured credit facilities, which among other things, amend the equity ratio, leverage ratio, minimum-value-clauses, and minimum liquidity requirements, expiring on June 30, 2017 to September 30, 2017. In addition, the maturity date of the $2,000 million senior secured credit facility has been amended to from June 30, 2017 to September 14, 2017. Please see “Note 14. Long-term interest bearing debt—Covenants contained within our debt facilities” for more information.

Contract award and extension for the West Elara and West Linus
On April 11, 2017, the Company announced the contract award and extensions for the jack-ups West Elara and West Linus respectively with ConocoPhillips Skandinavia AS ("ConocoPhillips") for work in the Greater Ekofisk Area. The contracts are for a period of 10 years and the total additional backlog for the new contract awards is estimated at $1.4 billion, excluding performance bonuses. As part of the agreement, the Company has agreed to a dayrate adjustment on the existing West Linus contract effective from April 2017, resulting in an approximate $58 million reduction in current backlog. The new West Elara contract is expected to commence in October 2017 and includes a period of fixed dayrates until March 2020 and contributes approximately $160 million of contract backlog. A market indexed rate is applicable thereafter until October 2027, which the Company believes will contribute an estimated $530 million of contract backlog. The contract on West Linus has been extended from May 2019 until the end of 2028 at a market indexed dayrate, which the Company believes will contribute an estimated $706 million of contract backlog. The backlog estimate indicated for the market indexed rate period for each rig is based on the third party dayrate assumptions and includes an agreed percentage discount. The estimates are subject to change based on market conditions. The awards are subject to ConocoPhillips receiving partner approvals for the contracts.